COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative) $ in Thousands	Feb. 24, 2026 ILS (₪)	May 18, 2026 USD ($)	Jan. 12, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Fee expense | ₪	₪ 50,000
Deposit security		$ 50
R&I trading [member]
IfrsStatementLineItems [Line Items]
Contractual capital commitments			$ 5,000